Turnover and segment information - Segment Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total Operating profit	£ 7,932	£ 4,021	£ 6,745
Finance income	169	122	115
Finance costs	(701)	(669)	(792)
Share of after tax profit/(loss) of associates and joint ventures	1	(3)	(5)
Profit/(loss) on disposal of interests in associates and joint ventures	0	6	1
Profit before taxation	7,401	3,477	6,064
Taxation	(1,112)	(526)	(756)
Profit after taxation	6,289	2,951	5,308
Segment profit
Disclosure of operating segments [line items]
Total Operating profit	10,009	9,490	9,049
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Total Operating profit	16,260	15,335	14,656
Segment profit | Research and Development
Disclosure of operating segments [line items]
Total Operating profit	(6,251)	(5,845)	(5,607)
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Total Operating profit	(226)	(342)	(263)
Other reconciling items between segment profit and operating profit
Disclosure of operating segments [line items]
Total Operating profit	£ (1,851)	£ (5,127)	£ (2,041)